[SHIP LOGO VANGUARD®]

January 19, 2010

U.S.	Securities & Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re:	Vanguard Convertible Securities Fund (the ”Trust“) File No. 33-4424

Commissioners:

Enclosed is the 42nd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A. We are filing the Amendment pursuant to Rule 485(a)(1) under the Securities Act of 1933 (1) to implement the changes required by the new Form N-1A, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of March 24, 2010. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for the Trust's sole series. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-4294.

Sincerely,

Michael J. Drayo

Associate Counsel

The Vanguard Group, Inc.

CC:	Christian Sandoe, Esq.
U.S. Securities and Exchange Commission